Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2014
Schedule of Components in Accumulated Other Comprehensive Income

The changes in the balances of Accumulated other comprehensive income by component are as follows:

(dollars in millions)	Foreign currency translation adjustments	Unrealized loss on cash flow hedges	Unrealized loss on marketable securities	Defined benefit pension and postretirement plans	Total
Balance at January 1, 2014	$853	$113	$117	$1,275	$2,358
Other comprehensive income (loss)	(288)	(89)	14	–	(363)
Amounts reclassified to net income	(911)	(108)	(19)	154	(884)

Net other comprehensive income (loss)	(1,199)	(197)	(5)	154	(1,247)

Balance at December 31, 2014	$(346)	$(84)	$112	$1,429	$1,111